Foreign exchange risk (Details)	Jan. 31, 2013 ARS	Jan. 31, 2013 CAD
Cash and cash equivalents	257,169	1,908,477
Receivables and advances	0	236
Accounts payable	(1,012,464)	(152,576)
Net exposure	(755,295)	1,756,137